Taxes - Deferred Taxes (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets
Retirement benefits	$ 1,898	$ 2,269
Leases	1,157	1,055
Share-based and other compensation	796	720
Tax losses/credits	3,615	3,069
Deferred income	790	682
Bad debt, inventory and warranty reserves	198	305
Depreciation	238	205
Accruals (including restructuring charges)	395	347
Intangible assets	2,482	2,774
Capitalized research and development	4,185	3,524
Other	784	917
Gross deferred tax assets	16,537	15,868
Less: valuation allowance	1,223	765	$ 770
Net deferred tax assets	15,314	15,103
Deferred Tax Liabilities
Goodwill and intangible assets	3,147	3,054
GILTI deferred taxes	1,200	2,195
Leases and right-of-use assets	1,483	1,369
Depreciation	438	523
Retirement benefits	1,478	1,443
Undistributed foreign earnings	211	192
Hedging	448	30
Other	746	786
Gross deferred tax liabilities	$ 9,151	$ 9,593